Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Schedule of weighted-average assumptions used to determine fair value of options granted
The fair value of options granted was determined using the following weighted-average assumptions as of the grant date:

	2013	2012	2011

Risk-free interest rate	1.44%	0.60%	N/A
Expected term	4.39 years	5.00 years	N/A
Expected stock price volatility	24.28%	21.98%	N/A
Dividend yield	4.66%	4.66%	N/A

Summary of activity in the stock option plan
A summary of activity in the stock option plan for 2013 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	197,500	$10.30	9.56	$468,075
Granted	2,215	$13.94	—	—
Exercised	(7,500)	$10.30	—	$28,645
Forfeited or expired	—	—	—	—
Outstanding at December 31, 2013	192,215	$10.34	8.56	$450,300
Fully vested and expected to vest	158,000	$10.30	8.56	$374,460
Exercisable as of December 31, 2013	34,215	$10.54	8.56	$75,840

Schedule of information related to the stock option plan
Information related to the stock option plan was as follows:

	2013	2012	2011

Intrinsic value of options exercised	$28,645	$—	N/A
Cash received from option exercises	30,920	—	N/A
Shares received from option exercises	2,215	—	N/A
Tax benefit realized from option exercises	4,818	—	N/A
Weighted average fair value of options granted	1.692	0.989	N/A

RRP
Stock-Based Compensation
Summary of changes in nonvested shares
A summary of changes in the Company’s nonvested shares for the years follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2013	130,000	$10.30
Granted	—	—
Vested	(26,000)	$10.30
Forfeited	—	—
Nonvested at December 31, 2013	104,000	$10.30

Performance Award Plan
Stock-Based Compensation
Summary of changes in nonvested shares
A summary of changes in the Company’s nonvested shares for the years follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2013	85,000	$10.30
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2013	85,000	$10.30